UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

VIP Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,067.70	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,067.30	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,066.30	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class
Actual	$ 1,000.00	$ 1,067.20	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Investor Class	.80%

Semiannual Report

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	3.0	1.6
Noble Corp.	2.6	1.0
Rockwell Automation, Inc.	1.6	1.4
Hess Corp.	1.6	0.1
Thermo Electron Corp.	1.5	1.3
Harsco Corp.	1.5	1.1
AGCO Corp.	1.5	1.0
Assurant, Inc.	1.3	1.4
Kinross Gold Corp.	1.3	1.0
American International Group, Inc.	1.1	0.3
	17.0
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.2	16.5
Materials	12.9	8.9
Industrials	12.7	13.9
Financials	11.5	9.1
Information Technology	10.7	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 88.8%		Stocks 94.1%
	Short-Term Investments and Net Other Assets 11.2%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	26.5%	** Foreign investments	27.2%

Semiannual Report

VIP Mid Cap Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.4%
BorgWarner, Inc.	100	$ 6,510
Continental AG	100	10,223
ElringKlinger AG	200	9,811
Gentex Corp.	100	1,400
IMPCO Technologies, Inc. (a)(e)	1,806,793	19,278,481
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	232
New Focus Auto Tech Holdings Ltd.	7,084,000	2,234,772
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	46	156
Rico Auto Industries Ltd.	100	155
Showa Corp.	250,700	4,186,915
		25,728,655
Automobiles - 0.3%
Bajaj Auto Ltd.	86	5,152
Denway Motors Ltd.	4,000	1,339
Geely Automobile Holdings Ltd. (d)	59,050,200	7,375,335
Harley-Davidson, Inc.	65,100	3,573,339
Hero Honda Motors Ltd.	94	1,626
Hyundai Motor Co.	54,090	4,595,398
Hyundai Motor Co. GDR (f)	100	4,250
Mahindra & Mahindra Ltd.	99,958	1,354,705
Maruti Udyog Ltd.	295,556	5,132,290
National R.V. Holdings, Inc. (a)	88,600	479,326
Renault SA	100	10,745
Thor Industries, Inc.	200	9,690
		22,543,195
Distributors - 0.0%
China Resources Enterprise Ltd.	362,000	738,799
Li & Fung Ltd.	2,200	4,447
		743,246
Diversified Consumer Services - 0.0%
Benesse Corp.	100	3,452
Bright Horizons Family Solutions, Inc. (a)	57	2,148
Concorde Career Colleges, Inc. (a)	100	1,914
Princeton Review, Inc. (a)	29	154
Raffles Education Corp. Ltd.	367,000	561,102
Service Corp. International (SCI)	100	814
		569,584
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. Class A	100	6,095
FU JI Food & Catering Services Holdings Ltd.	1,000	1,648
Indian Hotels Co. Ltd.	100	2,494
Krispy Kreme Doughnuts, Inc. (a)	100	814
Kuoni Reisen Holding AG Class B (Reg.)	100	56,115
Kyoritsu Maintenance Co. Ltd.	100	3,749
Minor International PCL (For. Reg.)	1,049,610	260,200
OSI Restaurant Partners, Inc.	100	3,460
P.F. Chang's China Bistro, Inc. (a)	100	3,802

	Shares	Value (Note 1)
Red Robin Gourmet Burgers, Inc. (a)	100	$ 4,256
Ruby Tuesday, Inc.	100	2,441
Ruth's Chris Steak House, Inc.	100	2,042
Shangri-La Asia Ltd.	100	193
Sonic Corp. (a)	1,273,188	26,469,568
St. Marc Holdings Co. Ltd.	353,700	24,419,751
TAJ GVK Hotels & Resorts Ltd.	689,423	2,921,182
Texas Roadhouse, Inc. Class A (a)	100	1,352
		54,159,162
Household Durables - 0.9%
Alba PLC	26	100
Chitaly Holdings Ltd.	528,000	97,221
Cyrela Brazil Realty SA	49,900	829,401
Daito Trust Construction Co.	93,500	5,180,599
George Wimpey PLC	100	841
Goldcrest Co. Ltd. (d)	133,280	6,534,418
Joint Corp.	200	6,520
Leggett & Platt, Inc.	539,800	13,484,204
LG Electronics, Inc.	72,630	4,402,050
Makita Corp. sponsored ADR	100	3,120
Nihon Eslead Corp.	262,700	7,415,521
Rational AG	100	16,353
Samson Holding Ltd.	100	48
Sekisui House Ltd.	661,000	9,075,211
Skyworth Digital Holdings Ltd.	2,052	201
Snap-On, Inc.	100	4,042
Steinhoff International Holdings Ltd.	100	298
Techtronic Industries Co. Ltd.	500	676
The Stanley Works	225,900	10,666,998
Woongjin Coway Co. Ltd.	82,850	1,816,465
		59,534,287
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	12,400	130,076
ASKUL Corp.	207,600	4,617,365
dELiA*s, Inc. (a)	24,800	200,384
VistaPrint Ltd.	266,100	7,115,514
		12,063,339
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	728,000	1,178,165
Jumbo SA	862,219	10,786,856
Li Ning Co. Ltd.	2,000	1,957
Mega Bloks, Inc. (a)	100	2,044
Nidec Copal Corp.	100	1,341
Oakley, Inc.	330,500	5,568,925
SHIMANO, Inc.	100	3,059
Trigano SA	210,800	11,190,697
		28,733,044
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	365,800	11,429,816
Austar United Communications Ltd. (a)	100	91
Balaji Telefilms Ltd. (a)	100	233
Chum Ltd. Class B (non-vtg.)	200	5,328
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Media Ltd. (a)	243,000	$ 281,603
E.W. Scripps Co. Class A	100	4,314
Grupo Televisa SA de CV (CPO) sponsored ADR	100	1,931
Harris Interactive, Inc. (a)	2,431,067	13,857,082
Interpublic Group of Companies, Inc. (a)	902,900	7,539,215
Modern Times Group AB (MTG):
(B Shares) (a)	100	5,260
(Redemption Shares) (a)	100	424
News Corp. Class A	204	3,913
Omnicom Group, Inc.	384,600	34,264,014
Reuters Group PLC sponsored ADR	100	4,251
Salem Communications Corp. Class A (a)	187,132	2,434,587
Trader Classified Media NV:
(A Shares)	100	1,389
Class A (NY Shares)	76,800	1,066,998
Usen Corp.	100	1,343
Zee Telefilms Ltd.	88	461
		70,902,253
Multiline Retail - 0.8%
Don Quijote Co. Ltd.	300	6,790
JCPenney Co., Inc.	100	6,751
Lifestyle International Holdings Ltd.	2,328,500	4,257,486
Lojas Renner SA	148,700	7,895,332
Nordstrom, Inc.	927,900	33,868,350
Pantaloon Retail India Ltd.	50,104	1,690,519
Parkson Retail Group Ltd.	500	1,423
PT Mitra Adiperkasa Tbk	1,553,000	139,154
Ryohin Keikaku Co. Ltd.	92,300	7,566,301
Shopper's Stop Ltd. (a)	100	1,079
		55,433,185
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	90,700	5,027,501
Asahi Co. Ltd.	100	3,146
Asbury Automotive Group, Inc. (a)	408,600	8,556,084
Best Buy Co., Inc.	51,500	2,824,260
Blacks Leisure Group PLC	100	1,002
Build-A-Bear Workshop, Inc. (a)(d)	462,200	9,941,922
CarMax, Inc. (a)	100	3,546
Charming Shoppes, Inc. (a)	338,500	3,804,740
Chico's FAS, Inc. (a)	100	2,698
China Paradise Electronics Retail Ltd.	567,900	148,076
Chow Sang Sang Holdings International Ltd.	2,000	753
Circuit City Stores, Inc.	443,700	12,077,514
DSG International PLC	5,601,500	19,788,086
DSG International PLC sponsored ADR	100	1,060
DSW, Inc. Class A (d)	69,500	2,531,190
Ellerine Holdings Ltd.	207,900	1,899,226
Esprit Holdings Ltd.	500	4,082
Fantastic Holdings Ltd.	110	221

	Shares	Value (Note 1)
Gamestop Corp.:
Class A (a)	17,200	$ 722,400
Class B (a)	604,800	20,714,400
GOME Electrical Appliances Holdings Ltd.	100	84
Guess?, Inc. (a)	100	4,175
Hennes & Mauritz AB (H&M) (B Shares)	100	3,877
Inditex SA	354,500	14,955,652
JB Hi-Fi Ltd.	100	378
KOMERI Co. Ltd.	457,400	14,470,509
Lewis Group Ltd.	442,100	2,848,678
Nitori Co. Ltd.	201,700	9,818,388
Pendragon PLC	100	1,105
RONA, Inc. (a)	100	1,796
Ross Stores, Inc.	82	2,300
Tiffany & Co., Inc.	243,700	8,046,974
United Auto Group, Inc.	195,800	4,180,330
Williams-Sonoma, Inc.	100	3,405
Yamada Denki Co. Ltd.	60,800	6,200,883
Zumiez, Inc. (a)	100	3,757
		148,594,198
Textiles, Apparel & Luxury Goods - 0.8%
Asics Corp.	3,370,700	34,347,706
Billabong International Ltd.	100	1,141
Columbia Sportswear Co. (a)	90	4,073
Compagnie Financiere Richemont unit	100	4,581
Deckers Outdoor Corp. (a)	94,072	3,627,416
Folli Follie SA	80	1,871
Gildan Activewear, Inc. Class A (a)	200	9,458
Luxottica Group Spa sponsored ADR	100	2,713
NIKE, Inc. Class B	100	8,100
Polo Ralph Lauren Corp. Class A	100	5,490
Ports Design Ltd.	2,687,500	4,325,608
Quiksilver, Inc. (a)	68	828
Ted Baker PLC	1,176,408	10,911,764
The Swatch Group AG (Bearer)	100	16,892
Under Armour, Inc. Class A (sub. vtg.)	100	4,262
Welspun India Ltd. (a)	27,489	47,003
Yue Yuen Industrial Holdings Ltd.	1,147,800	3,155,388
		56,474,294
TOTAL CONSUMER DISCRETIONARY		535,478,442
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,929
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	43,900	381,305
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	4,125
sponsored ADR	20	732
Fomento Economico Mexicano SA de CV sponsored ADR	26,500	2,218,580
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SA de CV Series C	142,600	$ 540,509
Hansen Natural Corp. (a)	100	19,037
Jones Soda Co. (a)(d)	45,559	410,031
MGP Ingredients, Inc.	200	4,644
Pernod Ricard SA	100	19,828
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	3,361
Yantai Changyu Pioneer Wine Co. (B Shares)	130	377
		3,605,660
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,149
Daikokutenbussan Co. Ltd.	79,000	1,960,760
Heng Tai Consumables Group Ltd.	22,257,200	2,665,276
Lianhua Supermarket Holdings Co. (H Shares)	356,000	380,467
Metro AG	297,000	16,838,161
Plant Co. Ltd.	127,000	687,026
Pyaterochka Holding NV GDR (a)	100	1,665
Sugi Pharmacy Co. Ltd.	100	1,984
Valor Co. Ltd.	359,800	6,556,111
Wal-Mart de Mexico SA de CV sponsored ADR	202	5,595
Whole Foods Market, Inc.	100	6,464
		29,105,658
Food Products - 1.5%
Alico, Inc.	100	5,511
Archer-Daniels-Midland Co.	267,600	11,046,528
Barry Callebaut AG	85	35,877
Britannia Industries Ltd.	35,703	932,768
Campbell Soup Co.	100	3,711
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	625
China Mengniu Dairy Co. Ltd.	100	126
China Yurun Food Group Ltd.	1,000	760
COFCO International Ltd.	2,000	1,140
Corn Products International, Inc.	100	3,060
Green Mountain Coffee Roasters, Inc. (a)	713	28,641
Groupe Danone	466,900	59,337,630
Groupe Danone sponsored ADR	81,700	2,178,939
Heritage Foods (INDIA) Ltd.	100	324
Hormel Foods Corp.	100	3,714
IAWS Group PLC (Ireland)	25,450	449,268
Lindt & Spruengli AG	682	14,264,818
McCormick & Co., Inc. (non-vtg.)	188,300	6,317,465
Peet's Coffee & Tea, Inc. (a)	100	3,019
PT Indofood Sukses Makmur Tbk	23,965,500	2,276,753
Rocky Mountain Chocolate Factory, Inc.	100	1,299
Seaboard Corp.	4,609	5,899,520
Tingyi (Cayman Island) Holding Corp.	1,238,000	757,187

	Shares	Value (Note 1)
Want Want Holdings Ltd.	1,000	$ 1,350
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	45,300	1,773,495
Wm. Wrigley Jr. Co.	100	4,536
		105,328,064
Household Products - 0.0%
Hindustan Lever Ltd.	100	499
Kao Corp.	1,000	26,174
		26,673
Personal Products - 1.7%
Amorepacific Corp. (a)	62	26,762
Avon Products, Inc.	272,179	8,437,549
Concern Kalina OJSC:
GDR (f)	25,543	1,031,816
sponsored ADR	25,700	1,038,158
Godrej Consumer Products Ltd. (a)	127,604	1,797,943
Hengan International Group Co. Ltd.	33,796,200	55,048,695
Kose Corp.	110	3,461
Marico Ltd.	100	960
Natura Cosmeticos SA	500	5,113
NBTY, Inc. (a)	1,697,000	40,575,270
Pacific Corp.	37	6,084
Shiseido Co. Ltd. sponsored ADR	321,700	6,240,980
		114,212,791
Tobacco - 0.0%
ITC Ltd.	100	398
TOTAL CONSUMER STAPLES		252,279,244
ENERGY - 17.2%
Energy Equipment & Services - 12.3%
BJ Services Co.	338,520	12,613,255
Cameron International Corp. (a)	399,200	19,069,784
Compagnie Generale de Geophysique SA (a)	12,300	2,122,538
Core Laboratories NV (a)	1,105,400	67,473,616
ENSCO International, Inc.	356,700	16,415,334
FMC Technologies, Inc. (a)	865,400	58,379,884
Global Industries Ltd. (a)	2,775,789	46,355,676
GlobalSantaFe Corp.	1,189,950	68,719,613
Grant Prideco, Inc. (a)	1,363,300	61,007,675
Gulf Island Fabrication, Inc.	39,061	782,782
Hydril Co. (a)	100	7,852
Metretek Technologies, Inc. (a)	100	1,718
Noble Corp.	2,398,000	178,459,160
NS Group, Inc. (a)	100	5,508
Oceaneering International, Inc. (a)	200	9,170
Parker Drilling Co. (a)	4,978,330	35,744,409
Pason Systems, Inc.	3,025,200	44,308,895
Pride International, Inc. (a)	716,700	22,382,541
Smith International, Inc.	598,580	26,618,853
Superior Energy Services, Inc. (a)	1,559,900	52,880,610
TODCO Class A	208,900	8,533,565
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	573,200	$ 46,039,424
Unit Corp. (a)	100	5,689
Veritas DGC, Inc. (a)	545,200	28,121,416
Weatherford International Ltd. (a)	983,400	48,796,308
		844,855,275
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	1,199,800	50,835,526
Cameco Corp.	123,400	4,915,881
Canadian Natural Resources Ltd.	378,200	20,910,601
China Petroleum & Chemical Corp. sponsored ADR	100	5,724
Clayton Williams Energy, Inc. (a)	108,551	3,749,352
CONSOL Energy, Inc.	1,287,400	60,147,328
Energy Partners Ltd. (a)	422,300	8,002,585
Forest Oil Corp. (a)	475,000	15,751,000
Golar LNG Ltd. (NASDAQ) (a)	21,393	285,169
Hess Corp.	2,061,700	108,960,845
Hugoton Royalty Trust	11,943	354,707
International Coal Group, Inc. (a)	1,060,200	7,622,838
JKX Oil & Gas	91	656
Niko Resources Ltd.	100	5,647
OPTI Canada, Inc. (a)	200	4,094
Peabody Energy Corp.	200	11,150
PetroChina Co. Ltd. sponsored ADR	100	10,797
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	7,984
sponsored ADR	100	8,931
Ship Finance International Ltd. (NY Shares)	698,200	12,085,842
Southwestern Energy Co. (a)	127,600	3,976,016
Surgutneftegaz JSC sponsored ADR	100	7,400
Tesoro Corp.	400,800	29,803,488
TransMontaigne, Inc. (a)	500	5,605
Valero Energy Corp.	154,222	10,258,847
		337,728,013
TOTAL ENERGY		1,182,583,288
FINANCIALS - 11.5%
Capital Markets - 1.6%
A.G. Edwards, Inc.	156,700	8,668,644
AllianceBernstein Holding LP	883,900	54,041,646
Ameriprise Financial, Inc.	551,920	24,654,266
Azimut Holdings Spa	825,400	8,633,699
Deutsche Bank AG (NY Shares)	100	11,250
Eaton Vance Corp. (non-vtg.)	100	2,496
EFG International	100	2,781
Espirito Santo Financial Holding SA ADR	100	2,763
Indiabulls Financial Services Ltd.	300	1,738
JAFCO Co. Ltd.	66,100	3,962,823

	Shares	Value (Note 1)
Korea Investment Holdings Co. Ltd.	284,780	$ 9,305,555
Matsui Securities Co. Ltd.	100	946
New Star Asset Management Ltd.	100	724
Nuveen Investments, Inc. Class A	100	4,305
optionsXpress Holdings, Inc.	100	2,331
T. Rowe Price Group, Inc.	400	15,124
TD Ameritrade Holding Corp.	100	1,481
		109,312,572
Commercial Banks - 2.0%
Allahabad Bank	1,084,333	1,509,038
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	153,795
sponsored ADR (non-vtg.)	138,900	4,050,324
Banco Pastor SA	1,914,400	25,101,230
Bank of Ayudhya PCL (For. Reg.)	304,800	138,327
Bank of Baroda	1,484,771	6,840,691
Bank of Fukuoka Ltd.	2,356,600	17,917,780
Bank of India	1,912,449	4,262,160
Boston Private Financial Holdings, Inc.	618,495	17,256,011
Canara Bank	389,312	1,726,872
Capitalia Spa	79	648
Cathay General Bancorp	20	728
Colonial Bancgroup, Inc.	234,100	6,011,688
Commerce Bancorp, Inc., New Jersey	100	3,567
Corp. Bank	327,479	1,584,576
DnB NOR ASA	100	1,241
F. van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	100	9,293
Fulton Financial Corp.	13	207
HDFC Bank Ltd. sponsored ADR	50,100	2,732,955
Hiroshima Bank Ltd.	1,563,900	9,526,225
Hokuhoku Financial Group, Inc.	100	418
ICICI Bank Ltd. sponsored ADR	49,000	1,158,850
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	1,382,920
Juroku Bank Ltd.	1,155,400	6,765,287
Lakeland Financial Corp.	200	4,858
Oriental Bank of Commerce	52,856	205,145
OTP Bank Rt.	100	2,832
PrivateBancorp, Inc.	66,700	2,762,047
PT Bank Central Asia Tbk	500	221
Punjab National Bank	79,319	592,835
Sberbank RF GDR (a)	100	17,069
Siam City Bank PLC (For. Reg.)	236,300	115,299
State Bancorp, Inc., New York	6	104
State Bank of India	251,075	4,619,769
Sumitomo Trust & Banking Co. Ltd.	811,000	8,859,515
The Keiyo Bank Ltd.	806,400	4,566,722
UCO Bank	2,035,172	749,660
Uniao de Bancos Brasileiros SA (Unibanco) GDR	33,300	2,210,787
Union Bank of India	136,229	289,205
Uti Bank Ltd.	397,000	2,318,574
Vijaya Bank Ltd.	436,403	375,242
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	127	$ 6,868
Wintrust Financial Corp.	100	5,085
		135,836,668
Consumer Finance - 0.2%
Advanta Corp.:
Class A	121,025	3,968,410
Class B	221,500	7,962,925
American Express Co.	100	5,322
		11,936,657
Diversified Financial Services - 0.9%
Bank of America Corp.	838,600	40,336,660
Financial Technology (India) Ltd.	78	2,037
Hong Kong Exchanges & Clearing Ltd.	100	643
Infrastructure Development Finance Co. Ltd.	100	118
IntercontinentalExchange, Inc.	203,200	11,773,408
Kotak Mahindra Bank Ltd.	869,070	4,621,904
Moody's Corp.	53	2,886
PICO Holdings, Inc. (a)	100	3,225
TSX Group, Inc.	203,300	8,158,954
		64,899,835
Insurance - 5.0%
Admiral Group PLC	367,500	4,220,997
AFLAC, Inc.	1,353,900	62,753,265
American International Group, Inc.	1,255,000	74,107,750
Assurant, Inc.	1,880,200	91,001,680
Baloise Holdings AG (Reg.)	100	7,685
Brown & Brown, Inc.	100	2,922
China Life Insurance Co. Ltd. ADR	100	6,330
Erie Indemnity Co. Class A	100	5,200
Everest Re Group Ltd.	100	8,657
Genworth Financial, Inc. Class A (non-vtg.)	100	3,484
Milano Assicurazioni Spa	1,021,400	7,454,010
Ohio Casualty Corp.	329,700	9,801,981
Old Republic International Corp.	883,300	18,876,121
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,408,500	10,335,770
Power Financial Corp.	100	2,807
Principal Financial Group, Inc.	100	5,565
Progressive Corp.	1,035,324	26,618,180
Protective Life Corp.	372,800	17,379,936
Reinsurance Group of America, Inc.	100	4,915
UNIPOL Assicurazioni Spa	100	322
Universal American Financial Corp. (a)	10,356	136,181
USI Holdings Corp. (a)	1,786,672	23,959,272
W.R. Berkley Corp.	1	26
		346,693,056

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.8%
Corporate Office Properties Trust (SBI)	100	$ 4,208
Equity Residential (SBI)	598,400	26,766,432
General Growth Properties, Inc.	100	4,506
K-REIT Asia (a)	20	16
Multiplex Group unit	5,589,000	13,581,832
Plum Creek Timber Co., Inc.	100	3,550
Unibail (Reg.)	31,600	5,509,617
Weingarten Realty Investors (SBI)	161,300	6,174,564
		52,044,725
Real Estate Management & Development - 1.0%
Aeon Mall Co. Ltd. (d)	382,000	16,057,855
AV Jennings Homes Ltd.	100	85
British Land Co. PLC	231,500	5,407,797
CapitaLand Ltd.	1,914,000	5,441,451
Derwent Valley Holdings PLC	190,400	5,521,780
Guangzhou R&F Properties Co. Ltd. (H Shares)	200	927
Keppel Land Ltd.	100	255
Kerry Properties Ltd.	7,292,496	24,836,507
Land Securities Group PLC	100	3,318
Mitsubishi Estate Co. Ltd.	270,000	5,733,887
Mitsui Fudosan Co. Ltd.	31,000	673,236
NTT Urban Development Co.	500	3,897,750
Shanghai Forte Land Co. Ltd. (H Shares)	1,022,000	414,524
Shun Tak Holdings Ltd.	530,200	692,938
W.P. Carey & Co. LLC	8,000	202,560
		68,884,870
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	84	2,087
Radian Group, Inc.	29,500	1,822,510
		1,824,597
TOTAL FINANCIALS		791,432,980
HEALTH CARE - 9.7%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	100	3,612
Alnylam Pharmaceuticals, Inc. (a)	271,900	4,100,252
Array Biopharma, Inc. (a)	100	860
AVI BioPharma, Inc. (a)	100	375
BioMarin Pharmaceutical, Inc. (a)	369,618	5,311,411
Celgene Corp. (a)	100	4,743
CSL Ltd.	83	3,315
Cubist Pharmaceuticals, Inc. (a)	100	2,518
CuraGen Corp. (a)	100	350
CytRx Corp. (a)	100	132
deCODE genetics, Inc. (a)	100	619
Genentech, Inc. (a)	100	8,180
Genitope Corp. (a)	100	632
Myogen, Inc. (a)	100	2,900
Orchid Cellmark, Inc. (a)	100	279
Pro-Pharmaceuticals, Inc. (a)	100	315
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Renovis, Inc. (a)	100	$ 1,531
Sangamo Biosciences, Inc. (a)	100	590
Seattle Genetics, Inc. (a)	100	460
Sirna Therapeutics, Inc. (a)(d)	244,199	1,391,934
Telik, Inc. (a)	100	1,650
Theravance, Inc. (a)	209,000	4,781,920
		15,618,578
Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc. (d)	232,800	12,932,040
BioLase Technology, Inc.	198,100	1,664,040
bioMerieux SA	100	5,910
Biophan Technologies, Inc. (a)	100	110
C.R. Bard, Inc.	217,900	15,963,354
Clarient, Inc. (a)	100	89
Cochlear Ltd.	100	4,060
Cytyc Corp. (a)	100	2,536
Edwards Lifesciences Corp. (a)	202,900	9,217,747
Endocare, Inc. (a)	144,600	361,500
Fresenius AG	100	16,540
Gen-Probe, Inc. (a)	100	5,398
Haemonetics Corp. (a)	609,525	28,349,008
Hospira, Inc. (a)	100	4,294
IDEXX Laboratories, Inc. (a)	42,500	3,193,025
Kinetic Concepts, Inc. (a)	100	4,415
NMT Medical, Inc. (a)	100	1,001
Optos PLC	100	379
Phonak Holding AG	100	6,254
Somanetics Corp. (a)	100	1,910
St. Jude Medical, Inc. (a)	900	29,178
Stereotaxis, Inc. (a)	100	1,079
Synthes, Inc.	81	9,773
Vital Signs, Inc.	100	4,953
		71,778,593
Health Care Providers & Services - 1.6%
Acibadem Saglik Hizmetleri AS	100	935
Aetna, Inc.	370,100	14,778,093
Apollo Hospitals Enterprise Ltd.	33,617	293,728
Apollo Hospitals Enterprise Ltd. GDR (a)(f)	126,100	1,098,034
Caremark Rx, Inc.	185,706	9,261,158
Chemed Corp.	142,400	7,765,072
Diagnosticos Da America SA (a)	83,400	1,605,312
Dynacq Healthcare, Inc. (a)	100	130
Health Net, Inc. (a)	100	4,517
Humana, Inc. (a)	328,000	17,613,600
National Research Corp.	100	2,325
Omnicare, Inc.	171,700	8,142,014
PSS World Medical, Inc. (a)	7,200	127,080
Ramsay Health Care Ltd.	100	714

	Shares	Value (Note 1)
ResCare, Inc. (a)(e)	1,594,503	$ 31,890,060
VCA Antech, Inc. (a)	511,320	16,326,448
		108,909,220
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	100	1,755
Cerner Corp. (a)	100	3,711
Eclipsys Corp. (a)	575,386	10,449,010
Emageon, Inc. (a)	100	1,459
Emdeon Corp. (a)	556,100	6,901,201
IMS Health, Inc.	1,982,100	53,219,385
Merge Technologies, Inc. (a)	200	2,462
TriZetto Group, Inc. (a)	670,125	9,911,149
		80,490,132
Life Sciences Tools & Services - 4.4%
Applera Corp. - Celera Genomics Group (a)	100	1,295
Bachem Holding AG (B Shares)	100	5,791
Bio-Imaging Technologies, Inc. (a)	100	412
Bio-Rad Laboratories, Inc. Class A (a)	100	6,494
Covance, Inc. (a)	596,600	36,523,852
Dionex Corp. (a)	100	5,466
Evotec OAI AG (a)	100	412
Exelixis, Inc. (a)	74	744
Fisher Scientific International, Inc. (a)	100	7,305
Harvard Bioscience, Inc. (a)	1,462,135	6,506,501
ICON PLC sponsored ADR (a)	199,126	11,011,668
Illumina, Inc. (a)	100	2,966
Invitrogen Corp. (a)	477,730	31,563,621
Luminex Corp. (a)	27,200	473,008
Millipore Corp. (a)	392,700	24,736,173
Nektar Therapeutics (a)	100	1,834
PAREXEL International Corp. (a)	573,199	16,536,791
QIAGEN NV (a)	3,805,800	52,215,576
Stratagene Corp.	641,786	3,959,820
Thermo Electron Corp. (a)	2,875,400	104,204,496
Waters Corp. (a)	266,920	11,851,248
		299,615,473
Pharmaceuticals - 1.3%
Allergan, Inc.	128,188	13,749,445
Aventis Pharma Ltd.	100	3,181
Boiron SA	55	1,089
Chugai Pharmaceutical Co. Ltd.	100	2,041
Cipla Ltd.	250	1,177
Daiichi Sankyo Co. Ltd.	100	2,753
Dr. Reddy's Laboratories Ltd. sponsored ADR	50,200	1,390,540
Eisai Co. Ltd. sponsored ADR	100	4,475
GlaxoSmithkline Pharmaceuticals Ltd.	100	2,261
Johnson & Johnson	660,400	39,571,168
New River Pharmaceuticals, Inc. (a)	706,701	20,140,979
Pfizer Ltd.	100	1,689
Ranbaxy Laboratories Ltd. sponsored GDR	75	596
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	149	$ 24,632
SuperGen, Inc. (a)	100	363
Valeant Pharmaceuticals International	100	1,692
ViroPharma, Inc. (a)	1,482,707	12,780,934
		87,679,015
TOTAL HEALTH CARE		664,091,011
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. (a)	161,200	12,307,620
CAE, Inc.	1,045,200	7,958,613
Ceradyne, Inc. (a)	253,634	12,552,347
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,647
Esterline Technologies Corp. (a)	884,791	36,798,458
General Dynamics Corp.	200	13,092
Precision Castparts Corp.	100	5,976
Rockwell Collins, Inc.	100	5,587
		69,645,340
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,559
Expeditors International of Washington, Inc.	200	11,202
Forward Air Corp.	150	6,110
		18,871
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	899,700	25,105,845
Air China Ltd. (H Shares)	2,000	837
Alaska Air Group, Inc. (a)	1,394,844	54,984,750
easyJet PLC (a)	100	714
Southwest Airlines Co.	100	1,637
		80,093,783
Building Products - 0.3%
American Woodmark Corp. (d)	484,194	16,966,158
Trex Co., Inc. (a)	100	2,589
USG Corp. (a)	100	7,293
Wienerberger Baustoffindust AG	100	4,752
		16,980,792
Commercial Services & Supplies - 1.2%
American Ecology Corp.	45,100	1,195,150
American Reprographics Co. (a)	100	3,625
Bennett Environmental, Inc. (a)	100	289
Bio-Treat Technology Ltd.	4,150,300	2,805,586
ChoicePoint, Inc. (a)	100	4,177
Cintas Corp.	572,025	22,743,714
Dun & Bradstreet Corp. (a)	100	6,968
Equifax, Inc.	306,211	10,515,286
Fullcast Co. Ltd. (d)	5,746	19,534,140

	Shares	Value (Note 1)
GFK AG	20	$ 729
Intertek Group PLC	436,200	5,647,416
Midas International Holdings Ltd.	4,166,000	257,483
Monster Worldwide, Inc. (a)	138,748	5,918,990
Randstad Holdings NV	238,200	13,967,697
Ritchie Brothers Auctioneers, Inc.	100	5,318
Robert Half International, Inc.	100	4,200
Sinomem Technology Ltd.	1,589,000	823,186
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	75	71,166
Tele Atlas NV (a)	65,600	1,397,193
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	2,000	453
United Envirotech Ltd.	1,000	231
		84,902,997
Construction & Engineering - 0.6%
Arcadis NV	9,700	459,849
Arcadis NV (NY Shares)	200	9,104
Chicago Bridge & Iron Co. NV (NY Shares)	100	2,415
Daelim Industrial Co.	41,500	2,607,147
Fluor Corp.	139,300	12,945,149
IVRCL Infrastructures & Projects Ltd.	100	496
Jacobs Engineering Group, Inc. (a)	146,570	11,672,835
Larsen & Toubro Ltd.	100	4,887
LG Engineering & Construction Co. Ltd.	42,210	2,731,837
Orascom Construction Industries SAE GDR	100	6,290
PTC India Ltd.	100	110
Quanta Services, Inc. (a)	46,900	812,777
Shaw Group, Inc. (a)	320,100	8,898,780
SNC-Lavalin Group, Inc.	300	7,896
Taihei Dengyo Kaisha Ltd.	348,000	2,402,622
		42,562,194
Electrical Equipment - 1.9%
AstroPower, Inc. (a)	100	0
Bharat Heavy Electricals Ltd.	100	4,249
C&D Technologies, Inc.	100	752
Crompton Greaves Ltd.	85,155	1,624,311
Fujikura Ltd.	1,000	11,038
II-VI, Inc. (a)	200	3,660
Johnson Electric Holdings Ltd. sponsored ADR	100	720
Jyoti Structures Ltd.	100	829
KEC International Ltd.	100	573
Q-Cells AG	100	8,412
Rockwell Automation, Inc.	1,556,450	112,079,965
Roper Industries, Inc.	77,600	3,627,800
Shanghai Electric (Group) Corp. (H Shares)	2,000	695
Solar Integrated Technologies, Inc. (a)	751,400	1,271,623
SolarWorld AG	229,600	14,412,071
		133,046,698
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.	100	$ 1,564
Fu Sheng Industrial Co. Ltd.	3,799,320	3,666,901
General Electric Co.	957,400	31,555,904
Hutchison Whampoa Ltd. ADR	100	4,575
Max India Ltd. (a)	237,746	4,066,244
NWS Holdings Ltd.	1,820,500	3,164,558
Shanghai Industrial Holdings Ltd. Class H	1,000	1,951
		42,461,697
Machinery - 5.3%
A.S.V., Inc. (a)	100	2,304
AGCO Corp. (a)	3,864,823	101,722,141
Badger Meter, Inc.	627,000	16,929,000
Bucher Holding AG	500	40,491
China Yuchai International Ltd.	100	731
Circor International, Inc.	100	3,049
Crane Co.	207,800	8,644,480
Danaher Corp.	100	6,432
Deutz AG (a)	163,900	1,289,414
Dover Corp.	302,400	14,947,632
Eicher Motors Ltd.	342,065	1,778,171
Fanuc Ltd.	100	8,984
Flowserve Corp. (a)	718,000	40,854,200
Graco, Inc.	326,300	15,003,274
Harsco Corp.	1,330,439	103,721,024
Heidelberger Druckmaschinen AG	192,900	8,772,235
Hexagon AB (B Shares)	100	3,641
Hyflux Ltd.	564,000	840,914
Jain Irrigation Systems Ltd. (a)	100	475
JTEKT Corp.	1,000	19,314
KCI Konecranes Oyj	100	1,801
Komax Holding AG (Reg.)	100	8,908
Krones AG	2,900	363,474
MAN AG	116,900	8,466,869
MMI Holdings Ltd.	13,426,000	6,064,750
PACCAR, Inc.	100	8,238
Railpower Technologies Corp. (a)	100	215
Schindler Holding AG (Reg.)	1,000	52,924
Tata Motors Ltd.	337,564	5,848,142
Tata Motors Ltd. sponsored ADR (d)	10,100	174,225
Terex Corp. (a)	93	9,179
Toshiba Machine Co. Ltd.	1,000	11,309
Valmont Industries, Inc.	333,500	15,504,415
Wabtec Corp.	304,800	11,399,520
Watts Water Technologies, Inc. Class A	100	3,355
		362,505,230
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	1,910
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	100	7,925

	Shares	Value (Note 1)
Guangshen Railway Co. Ltd. sponsored ADR	100	$ 1,877
Heartland Express, Inc.	200	3,578
J.B. Hunt Transport Services, Inc.	344,900	8,591,459
Knight Transportation, Inc.	225	4,545
		8,609,384
Trading Companies & Distributors - 0.4%
Fastenal Co.	100	4,029
GATX Corp.	569,500	24,203,750
MSC Industrial Direct Co., Inc. Class A	77	3,663
Richelieu Hardware Ltd.	100	1,930
STB Leasing Co. Ltd.	100	1,564
WESCO International, Inc. (a)	100	6,900
		24,221,836
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,494
Hopewell Holdings Ltd.	1,667,000	4,700,763
Hopewell Holdings Ltd. sponsored ADR	100	275
Macquarie Infrastructure Group unit	100	250
Sea Containers Ltd. Class B	7,900	36,814
		4,739,596
TOTAL INDUSTRIALS		869,790,328
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.4%
Adtran, Inc.	426,491	9,566,193
Arris Group, Inc. (a)	100	1,312
AudioCodes Ltd. (a)	100	1,090
Avaya, Inc. (a)	1,391,800	15,894,356
Black Box Corp.	73,700	2,824,921
Blue Coat Systems, Inc. (a)	100	1,686
CommScope, Inc. (a)	100	3,142
Comtech Telecommunications Corp. (a)	150	4,391
Corning, Inc. (a)	100	2,419
D-Link Corp.	1,677,000	1,828,315
Foxconn International Holdings Ltd. (a)	1,000	2,137
Harris Corp.	377,500	15,670,025
Juniper Networks, Inc. (a)	100	1,599
Option NV (a)	360	8,635
QUALCOMM, Inc.	798,700	32,003,909
Redback Networks, Inc. (a)	100	1,834
Tellabs, Inc. (a)	1,224,800	16,302,088
Zyxel Communications Corp.	1,306,000	2,137,777
		96,255,829
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	688,200	39,309,984
Compal Electronics, Inc.	1,113	1,062
Creative Technology Ltd. (NASDAQ)	100	560
Foxconn Technology Co. Ltd.	1,100	8,833
Gemplus International SA sponsored ADR	100	464
Hypercom Corp. (a)	1,211,900	11,331,265
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA (Reg.) (a)	100	$ 3,861
M-Systems Flash Disk Pioneers Ltd. (a)	500	14,815
Moser-Baer India Ltd.	200	816
Oberthur Card Systems (d)	683,600	5,133,087
Psion PLC	33	94
SanDisk Corp. (a)	20	1,020
Seagate Technology	589,800	13,353,072
Unisteel Technology Ltd.	1,976,500	2,285,115
Xyratex Ltd. (a)	18,700	494,615
		71,938,663
Electronic Equipment & Instruments - 3.7%
Agilent Technologies, Inc. (a)	378,900	11,958,084
Amphenol Corp. Class A	100	5,596
CDW Corp.	1,112,791	60,814,028
CellStar Corp. (a)	100	285
Coherent, Inc. (a)	100	3,373
Daktronics, Inc.	200	5,774
Excel Technology, Inc. (a)	100	2,992
Hana Microelectronics PCL (For. Reg.)	509,400	334,077
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,230,596	38,486,008
Ibiden Co. Ltd.	117,600	5,652,611
Iteris, Inc. (a)	100	238
Itron, Inc. (a)	75,600	4,480,056
KEMET Corp. (a)	1,750,300	16,137,766
Keyence Corp.	15,700	4,009,211
Meiko Electronics Co. Ltd.	100	5,174
Metrologic Instruments, Inc. (a)	100	1,501
Mettler-Toledo International, Inc. (a)	949,200	57,493,044
Molex, Inc.	281,400	9,446,598
MTS Systems Corp.	100	3,951
Nidec Corp. sponsored ADR	267,800	4,831,112
Robotic Vision Systems, Inc. (a)	100	2
ScanSource, Inc. (a)	200	5,864
Sunpower Corp. Class A	100	2,802
Symbol Technologies, Inc.	189	2,039
Universal Display Corp. (a)	100	1,331
Vishay Intertechnology, Inc. (a)	2,587,000	40,693,510
Yageo Corp. sponsored GDR (a)	100	154
		254,377,181
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	100	3,619
Answers Corp. (a)	100	952
aQuantive, Inc. (a)	11	279
Art Technology Group, Inc. (a)	5,208,000	15,519,840
Baidu.com, Inc. sponsored ADR	100	8,253
eCollege.com (a)	100	2,114
EDGAR Online, Inc. (a)	72,348	340,036
Iliad Group SA	100	8,366
Index Holdings	100	98,755

	Shares	Value (Note 1)
NHN Corp. (a)	7,320	$ 2,546,221
RealNetworks, Inc. (a)	1,360,804	14,560,603
Sify Ltd. sponsored ADR (a)	100	998
Tencent Holdings Ltd.	1,685,000	3,536,520
ValueClick, Inc. (a)	248,795	3,819,003
VeriSign, Inc. (a)	380,964	8,826,936
WebEx Communications, Inc. (a)	754,504	26,815,072
Yahoo! Japan Corp.	6,600	3,495,390
		79,582,957
IT Services - 0.3%
CheckFree Corp. (a)	100	4,956
Cognizant Technology Solutions Corp. Class A (a)	151,700	10,220,029
Computershare Ltd.	100	583
Global Payments, Inc.	200	9,710
Hewitt Associates, Inc. Class A (a)	100	2,248
Infosys Technologies Ltd.	26,895	1,804,890
Infosys Technologies Ltd. sponsored ADR	28,000	2,139,480
Northgate Information Solutions PLC (a)	5,898,100	8,454,344
Patni Computer Systems Ltd. sponsored ADR	11,900	169,932
StarTek, Inc.	33,300	497,835
Syntel, Inc.	100	2,046
TALX Corp.	23	503
TietoEnator Oyj	100	2,888
		23,309,444
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,562
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	290,500	7,094,010
Agere Systems, Inc. (a)	10	147
Altera Corp. (a)	556,564	9,767,698
Analog Devices, Inc.	107,900	3,467,906
ARM Holdings PLC sponsored ADR	100	626
ASML Holding NV (NY Shares) (a)	1,720,200	34,782,444
Cambridge Display Technologies, Inc. (a)	100	790
Cymer, Inc. (a)	40,800	1,895,568
Cypress Semiconductor Corp. (a)	100	1,454
Ersol Solar Energy AG	100	6,098
FormFactor, Inc. (a)	100	4,463
Freescale Semiconductor, Inc. Class A (a)	100	2,900
International Rectifier Corp. (a)	100	3,908
KLA-Tencor Corp.	100	4,157
Marvell Technology Group Ltd. (a)	100	4,433
MEMC Electronic Materials, Inc. (a)	698,900	26,208,750
Saifun Semiconductors Ltd.	3,700	106,005
Samsung Electronics Co. Ltd.	60	38,136
Silicon Image, Inc. (a)	100	1,078
Teradyne, Inc. (a)	422,600	5,886,818
Texas Instruments, Inc.	393,900	11,931,231
Veeco Instruments, Inc. (a)	1,242,796	29,628,257
Zoran Corp. (a)	1,162,716	28,300,507
		159,137,384
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Activision, Inc. (a)	1	$ 11
Adobe Systems, Inc. (a)	100	3,036
Agile Software Corp. (a)	100	634
Autonomy Corp. PLC (a)	200	1,519
Cognos, Inc. (a)	691,500	19,644,977
F-Secure Oyj	100	330
FactSet Research Systems, Inc.	150	7,095
Informatica Corp. (a)	42,300	556,668
Intuit, Inc. (a)	100	6,039
Manhattan Associates, Inc. (a)	358,619	7,276,380
Midway Games, Inc. (a)	100	809
Napster, Inc. (a)	100	308
NAVTEQ Corp. (a)	100	4,468
NDS Group PLC sponsored ADR (a)	100	4,655
Nintendo Co. Ltd.	100	16,780
Nuance Communications, Inc. (a)	100	1,006
Open Solutions, Inc. (a)	505,245	13,444,569
Plato Learning, Inc. (a)	277,643	1,726,939
Quality Systems, Inc. (d)	150,871	5,555,070
RSA Security, Inc. (a)	100	2,719
Salesforce.com, Inc. (a)	100	2,666
Scientific Learning Corp. (a)	100	460
Subex Systems Ltd.	200	1,903
Symantec Corp. (a)	100	1,554
Tata Elxsi Ltd.	100	394
Temenos Group AG (a)	391,573	3,603,433
		51,864,422
TOTAL INFORMATION TECHNOLOGY		736,468,442
MATERIALS - 12.9%
Chemicals - 2.7%
ADA-ES, Inc. (a)	100	1,715
Air Products & Chemicals, Inc.	100	6,392
Airgas, Inc.	1,718,472	64,013,082
Albemarle Corp.	264,300	12,654,684
Asian Paints India Ltd.	548,256	7,074,869
Dyno Nobel Ltd.	100	183
Ecolab, Inc. (d)	1,361,700	55,257,786
Filtrona PLC	50	269
Jubilant Organosys Ltd.	500	2,466
Kuraray Co. Ltd.	223,000	2,494,560
Monsanto Co.	100	8,419
Mosaic Co. (a)	100	1,565
Nitto Denko Corp.	57,400	4,088,355
Praxair, Inc.	222,700	12,025,800
Quaker Chemical Corp.	100	1,870
Recticel SA	100	1,209
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sigma Aldrich Corp.	100	7,264

	Shares	Value (Note 1)
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	922,000	$ 451,132
sponsored ADR	200	9,870
Syngenta AG sponsored ADR	100	2,656
Tokuyama Corp.	1,673,000	24,855,583
United Phosphorous Ltd.	455	2,348
Valhi, Inc.	51,700	1,269,235
Zoltek Companies, Inc. (a)	100	2,989
		184,234,302
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR	111	6,324
Florida Rock Industries, Inc.	100	4,967
Headwaters, Inc. (a)	100	2,556
Rinker Group Ltd. sponsored ADR	100	6,062
		19,909
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	516,000	8,034,120
Essel Propack Ltd.	1,080,401	1,510,630
Pactiv Corp. (a)	337,405	8,350,774
Sealed Air Corp.	100	5,208
		17,900,732
Metals & Mining - 9.6%
Agnico-Eagle Mines Ltd.	1,613,230	53,485,302
Agnico-Eagle Mines Ltd. (a)	23,350	384,575
AK Steel Holding Corp. (a)	869,800	12,029,334
Aleris International, Inc. (a)	100	4,585
Amcol International Corp.	78,700	2,073,745
Barrick Gold Corp.	127,500	3,765,722
Bema Gold Corp. (a)	170,800	852,240
BHP Billiton Ltd. sponsored ADR	100	4,307
BlueScope Steel Ltd.	100	591
Boliden AB	1,447,300	26,650,627
Century Aluminum Co. (a)	1,096,488	39,133,657
Compania de Minas Buenaventura SA sponsored ADR	266,600	7,272,848
Eldorado Gold Corp. (a)	151,600	736,067
Equinox Minerals Ltd. (a)	4,770,000	5,554,958
Falconbridge Ltd.	277	14,591
FNX Mining Co., Inc. (a)	100	950
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	71,251,719
Glamis Gold Ltd. (a)	100	3,791
Goldcorp, Inc.	100	3,014
Grupo Mexico SA de CV Series B	100	285
Harmony Gold Mining Co. Ltd. (a)	646,500	10,531,485
High River Gold Mines Ltd. (a)	2,297,500	4,733,719
HudBay Minerals, Inc. (a)(d)	991,400	12,611,198
IAMGOLD Corp.	891,900	7,925,869
Inco Ltd.	100	6,584
Inmet Mining Corp.	100	3,736
Ivanhoe Mines Ltd. (a)	100	677
Kinross Gold Corp. (a)	7,998,866	87,204,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Mechel Steel Group OAO sponsored ADR	100	$ 2,239
Meridian Gold, Inc. (a)	100	3,155
Newmont Mining Corp.	3,912,780	207,103,444
Northern Orion Resources, Inc. (a)	100	491
Nucor Corp.	163,200	8,853,600
Oregon Steel Mills, Inc. (a)	100	5,066
Phelps Dodge Corp.	168,200	13,819,312
POSCO sponsored ADR	100	6,690
Sumitomo Metal Mining Co. Ltd.	2,000	26,078
Teck Cominco Ltd. Class B (sub. vtg.)	290,100	17,406,520
United States Steel Corp.	765,400	53,669,848
Vedanta Resources PLC	100	2,521
Xstrata PLC	100	3,792
Zinifex Ltd.	1,474,800	10,981,896
		658,125,163
Paper & Forest Products - 0.4%
Cathay Forest Products Corp. (a)	40,100	21,553
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	57,064
Lee & Man Paper Manufacturing Ltd.	10,218,000	14,933,114
MAXXAM, Inc. (a)	100	2,805
P.H. Glatfelter Co.	100	1,587
Pope Resources, Inc. LP	100	3,115
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	52
Sino-Forest Corp. (a)	2,546,500	13,116,882
		28,136,172
TOTAL MATERIALS		888,416,278
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,343,500	37,470,215
Covad Communications Group, Inc. (a)	61	123
Philippine Long Distance Telephone Co.	100	3,451
Pipex Communications PLC (a)	100	18
PT Indosat Tbk sponsored ADR	100	2,327
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,210
Qwest Communications International, Inc. (a)	5,473,900	44,283,851
		81,763,195
Wireless Telecommunication Services - 0.3%
America Movil SA de CV Series L sponsored ADR	151,400	5,035,564
Bharti Airtel Ltd. (a)	622,405	5,364,106
MTN Group Ltd.	100	738
NII Holdings, Inc. (a)	36	2,030

	Shares	Value (Note 1)
Telemig Celular Participacoes SA sponsored ADR	100	$ 3,540
USA Mobility, Inc.	428,191	7,107,971
		17,513,949
TOTAL TELECOMMUNICATION SERVICES		99,277,144
UTILITIES - 1.1%
Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	100	2,791
Korea Electric Power Corp. sponsored ADR	100	1,896
		4,687
Gas Utilities - 0.3%
AGL Resources, Inc.	227,300	8,664,676
China Gas Holdings Ltd. (a)	2,000	317
PT Perusahaan Gas Negara Tbk Series B	500	607
Xinao Gas Holdings Ltd.	11,922,000	11,359,768
		20,025,368
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,465,600	45,490,320
Black Hills Corp.	184,806	6,344,390
International Power PLC sponsored ADR	100	5,330
Malakoff BHD	533,300	1,407,813
NTPC Ltd.	59,000	142,613
		53,390,466
Multi-Utilities - 0.0%
Veolia Environnement sponsored ADR	100	5,172
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	13
Guangdong Investment Ltd.	2,000	766
Puncak Niaga Holding BHD	100	72
		851
TOTAL UTILITIES		73,426,544
TOTAL COMMON STOCKS (Cost $4,986,919,512)		6,093,243,701
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	71
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		71
Money Market Funds - 11.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	747,004,614	$ 747,004,614
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	58,587,682	58,587,682
TOTAL MONEY MARKET FUNDS (Cost $805,592,296)		805,592,296
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06) (Cost $4,253,000)	$ 4,254,599	4,253,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,796,764,927)		6,903,089,068
NET OTHER ASSETS - (0.6)%		(37,989,447)
NET ASSETS - 100%		$ 6,865,099,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,134,100 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,171,093
Fidelity Securities Lending Cash Central Fund	1,176,272
Total	$ 13,347,365
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eclipsys Corp.	$ 47,063,766	$ 3,920,926	$ 49,142,716	$ -	$ -
Harvard Bioscience, Inc.	11,107,409	-	4,260,150	-	-
IMPCO Technologies, Inc.	9,268,848	-	-	-	19,278,481
Open Solutions, Inc.	25,264,922	11,663,898	27,800,418	-	-
Parker Drilling Co.	59,364,645	4,370,203	7,329,250	-	-
ResCare, Inc.	28,261,042	-	604,609	-	31,890,060
Stratagene Corp.	14,472,128	-	4,953,433	-	-
Strategic Diagnostics, Inc.	5,392,660	30,264	4,409,478	-	-
Total	$ 200,195,420	$ 19,985,291	$ 98,500,054	$ -	$ 51,168,541
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.5%
Canada	5.2%
Cayman Islands	5.1%
Japan	4.5%
Netherlands	2.5%
France	1.3%
United Kingdom	1.0%
Others (individually less than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,422,936 and repurchase agreements of $4,253,000) - See accompanying schedule: Unaffiliated issuers (cost $4,966,806,472)	$ 6,046,328,231
Affiliated Central Funds (cost $805,592,296)	805,592,296
Other affiliated issuers (cost $24,366,159)	51,168,541
Total Investments (cost $5,796,764,927)		$ 6,903,089,068
Cash		3,767
Foreign currency held at value (cost $11,504,372)		11,554,092
Receivable for investments sold		46,690,932
Receivable for fund shares sold		8,099,058
Dividends receivable		5,772,763
Interest receivable		2,386,827
Prepaid expenses		9,480
Other receivables		374,574
Total assets		6,977,980,561

Liabilities
Payable for investments purchased	$ 46,815,032
Payable for fund shares redeemed	1,806,964
Accrued management fee	3,116,626
Distribution fees payable	943,641
Other affiliated payables	485,692
Other payables and accrued expenses	1,125,303
Collateral on securities loaned, at value	58,587,682
Total liabilities		112,880,940

Net Assets		$ 6,865,099,621
Net Assets consist of:
Paid in capital		$ 5,266,596,009
Undistributed net investment income		15,158,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		477,519,518
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,105,825,796
Net Assets		$ 6,865,099,621

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,202,912 ÷ 42,470,959 shares)	$ 32.94

Service Class: Net Asset Value, offering price and redemption price per share ($1,054,003,717 ÷ 32,144,068 shares)	$ 32.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,290,438,639 ÷ 132,036,187 shares)	$ 32.49

Investor Class: Net Asset Value, offering price and redemption price per share ($121,454,353 ÷ 3,693,565 shares)	$ 32.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Mid Cap Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 27,820,845
Interest		17,206
Income from affiliated Central Funds (including $1,176,272 from security lending)		13,347,365
Total income		41,185,416

Expenses
Management fee	$ 18,778,234
Transfer agent fees	2,300,780
Distribution fees	5,624,555
Accounting and security lending fees	621,744
Independent trustees' compensation	12,420
Custodian fees and expenses	580,260
Registration fees	26,819
Audit	49,648
Legal	40,226
Miscellaneous	159,028
Total expenses before reductions	28,193,714
Expense reductions	(678,295)	27,515,419
Net investment income (loss)		13,669,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,131,342)	480,757,624
Other affiliated issuers	10,399,498
Foreign currency transactions	56,366
Total net realized gain (loss)		491,213,488
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,012,244)	(123,042,876)
Assets and liabilities in foreign currencies	142,181
Total change in net unrealized appreciation (depreciation)		(122,900,695)
Net gain (loss)		368,312,793
Net increase (decrease) in net assets resulting from operations		$ 381,982,790

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,669,997	$ 16,088,209
Net realized gain (loss)	491,213,488	739,133,164
Change in net unrealized appreciation (depreciation)	(122,900,695)	79,632,320
Net increase (decrease) in net assets resulting from operations	381,982,790	834,853,693
Distributions to shareholders from net investment income	(14,545,563)	-
Distributions to shareholders from net realized gain	(746,524,101)	(69,737,263)
Total distributions	(761,069,664)	(69,737,263)
Share transactions - net increase (decrease)	1,383,612,442	1,095,215,324
Total increase (decrease) in net assets	1,004,525,568	1,860,331,754

Net Assets
Beginning of period	5,860,574,053	4,000,242,299
End of period (including undistributed net investment income of $15,158,298 and undistributed net investment income of $15,998,697, respectively)	$ 6,865,099,621	$ 5,860,574,053

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 I	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.10	.16 F	.01	- H	.09	.20
Net realized and unrealized gain (loss)	2.19	5.28	6.01	6.73	(2.00)	(.86)
Total from investment operations	2.29	5.44	6.02	6.73	(1.91)	(.66)
Distributions from net investment income	(.13)	-	-	(.08)	(.18)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.46)	(.51)	-	(.08)	(.18)	-
Net asset value, end of period	$ 32.94	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Total Return B, C, D	6.77%	18.30%	24.92%	38.64%	(9.82)%	(3.26)%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.71%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.68% A	.69%	.71%	.70%	.70%	.69%
Expenses net of all reductions	.66% A	.64%	.68%	.68%	.63%	.62%
Net investment income (loss)	.58% A	.50% F	.03%	-%	.51%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,203	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557	$ 574,934
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Income from Investment Operations
Net investment income (loss) E	.08	.12 F	(.02)	(.02)	.08	.18
Net realized and unrealized gain (loss)	2.19	5.27	5.99	6.72	(2.00)	(.86)
Total from investment operations	2.27	5.39	5.97	6.70	(1.92)	(.68)
Distributions from net investment income	(.10)	-	-	(.06)	(.16)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.43)	(.51)	-	(.06)	(.16)	-
Net asset value, end of period	$ 32.79	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Total Return B, C, D	6.73%	18.20%	24.77%	38.52%	(9.90)%	(3.36)%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.79%	.81%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.80%	.80%	.79%
Expenses net of all reductions	.76% A	.74%	.78%	.78%	.73%	.72%
Net investment income (loss)	.48% A	.40% F	(.07)%	(.10)%	.41%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,054,004	$ 990,561	$ 819,412	$ 580,179	$ 378,264	$ 366,665
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Income from Investment Operations
Net investment income (loss) E	.06	.08 F	(.06)	(.05)	.05	.15
Net realized and unrealized gain (loss)	2.16	5.22	5.96	6.69	(1.99)	(.86)
Total from investment operations	2.22	5.30	5.90	6.64	(1.94)	(.71)
Distributions from net investment income	(.07)	-	-	(.05)	(.16)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.40)	(.51)	-	(.05)	(.16)	-
Net asset value, end of period	$ 32.49	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Total Return B, C, D	6.63%	18.02%	24.60%	38.31%	(10.02)%	(3.51)%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	.94%	.96%	.95%	.95%	.94%
Expenses net of fee waivers, if any	.93% A	.94%	.96%	.95%	.95%	.94%
Expenses net of all reductions	.91% A	.89%	.93%	.93%	.88%	.88%
Net investment income (loss)	.33% A	.26% F	(.22)%	(.25)%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,290,439	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933	$ 210,356
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.08	.07 F
Net realized and unrealized gain (loss)	2.19	3.20
Total from investment operations	2.27	3.27
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(4.33)	-
Total distributions	(4.47)	-
Net asset value, end of period	$ 32.88	$ 35.08
Total Return B, C, D	6.72%	10.28%
Ratios to Average Net Assets H
Expenses before reductions	.80% A	.86% A
Expenses net of fee waivers, if any	.80% A	.86% A
Expenses net of all reductions	.78% A	.80% A
Net investment income (loss)	.46% A	.45% A, F
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,454	$ 50,760
Portfolio turnover rate	139% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,249,201,304
Unrealized depreciation	(152,882,810)
Net unrealized appreciation (depreciation)	$ 1,096,318,494
Cost for federal income tax purposes	$ 5,806,770,574

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No.48, According for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,500,292,112 and $4,287,996,554, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

VIP Mid Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 531,752
Service Class 2	5,092,803
$ 5,624,555

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 475,953
Service Class	356,794
Service Class 2	1,379,892
Investor Class	88,141
$ 2,300,780

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,695 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $8,808 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $658,799 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19,496.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one of otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 4,750,962	$ -
Service Class	2,713,194	-
Service Class 2	6,828,025	-
Investor Class	253,382	-
Total	$ 14,545,563	$ -
From net realized gain
Initial Class	$ 160,864,588	$ 16,950,069
Service Class	122,489,425	13,863,435
Service Class 2	455,271,711	38,923,759
Investor Class	7,898,377	-
Total	$ 746,524,101	$ 69,737,263

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	4,820,707	8,278,806	$ 165,741,344	$ 262,377,760
Reinvestment of distributions	5,122,659	562,378	165,615,550	16,950,069
Shares redeemed	(3,825,179)	(4,945,419)	(127,313,164)	(156,829,367)
Net increase (decrease)	6,118,187	3,895,765	$ 204,043,730	$ 122,498,462
Service Class
Shares sold	1,679,959	2,901,802	$ 57,151,673	$ 90,813,964
Reinvestment of distributions	3,889,488	461,807	125,202,619	13,863,435
Shares redeemed	(1,768,494)	(2,267,171)	(59,680,217)	(70,846,869)
Net increase (decrease)	3,800,953	1,096,438	$ 122,674,075	$ 33,830,530
Service Class 2
Shares sold	21,905,237	32,986,707	$ 736,325,902	$ 1,030,668,046
Reinvestment of distributions	14,476,809	1,305,290	462,099,736	38,923,759
Shares redeemed	(6,548,562)	(5,764,389)	(217,635,963)	(179,268,926)
Net increase (decrease)	29,833,484	28,527,608	$ 980,789,675	$ 890,322,879
Investor Class
Shares sold	2,127,114	1,448,928	$ 72,463,066	$ 48,632,982
Reinvestment of distributions	252,531	-	8,151,693	-
Shares redeemed	(132,980)	(2,028)	(4,509,797)	(69,529)
Net increase (decrease)	2,246,665	1,446,900	$ 76,104,962	$ 48,563,453

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Mid Cap Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Mid Cap Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Mid Cap Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0806
1.723369.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Mid Cap Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Mid Cap Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006